Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

	November 30,
(in millions)	2022	2021
Ships and ship improvements	$52,908	$50,501
Ships under construction	785	1,536
Other property and equipment	3,970	3,928
Total property and equipment	57,663	55,965
Less accumulated depreciation	(18,976)	(17,858)
	$38,687	$38,107